Horizon Active Asset Allocation Fund
FUND SUMMARY
Investment Objective:
The Fund’s investment objective is capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and under “HOW TO PURCHASE SHARES” beginning on page 10 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Horizon Active Asset Allocation Fund	Class A Shares	Class I Shares	Class N Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none	none	none
Redemption Fee on Shares Held Less Than 30 Days (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Horizon Active Asset Allocation Fund		Class A Shares	Class I Shares	Class N Shares
Management Fees		1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.19%	0.19%	0.44%
Shareholder Servicing Expenses		none	none	0.25%
Remaining Other Expenses		0.19%	none	0.19%
Acquired Fund Fees and Expenses	[1]	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses		1.73%	1.48%	1.73%
Fee Waiver and Expense Reimbursements	[2]	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		1.61%	1.36%	1.61%
[1]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account an advisory fee waiver agreement to limit total operating expenses at least through March 31, 2016, so that Class A Share, Class I Share and Class N Share direct expenses (not including front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation)) do not exceed 1.42%, 1.17% and 1.42% of average daily net assets for Class A Shares, Class I Shares and Class N Shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. Only the Fund's Board of Trustees may elect to terminate the advisory fee waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Horizon Active Asset Allocation Fund - USD ($)	1	3	5	10
Class A Shares	729	1,078	1,449	2,489
Class I Shares	138	456	797	1,758
Class N Shares	164	533	927	2,031

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2014, the Fund’s portfolio turnover rate was 591% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Fund’s investment objective by allocating assets across various sectors of the global securities markets. Horizon executes this strategy by investing primarily in exchange-traded funds (“ETFs”) that each invests primarily in one of the following asset classes:

• U.S. Common Stocks

• Foreign Developed Market Common Stocks

• Emerging Market Common Stocks

• Commodities

• Currencies

• Government Bonds

• Corporate Bonds

• Real Estate Investment Trusts (REITS)

• International Bonds

• Municipal Bonds

• High Yield Bonds

Horizon selects ETFs without restriction as to the issuer country, capitalization, currency, or maturity or credit quality of the securities held by each ETF. For purposes of measuring allocation of assets, the Fund looks through to the holdings of each ETF. Under normal market conditions, the Fund invests a majority of its assets in ETFs that invest primarily in equity securities. An ETF may hold a majority of its assets in lower-quality fixed income securities commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). Capital appreciation, if any, generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

Horizon selects asset classes using a tactical approach that allocates the Fund’s portfolio between asset classes that Horizon believes have the highest expected return for a given amount of risk. Tactical investing strategies seek to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts. Horizon assesses expected return and risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. A representative ETF is selected for inclusion in the portfolio after it is reviewed for sufficient trading liquidity and fit within overall portfolio diversification needs. By selecting ETFs using this process, Horizon expects that the Fund will typically hold no more than 30 ETF positions. Horizon may also invest in non-ETF securities, when it believes they may offer higher return and/or lower risk than an ETF or when Horizon believes an individual security will provide strategic exposure to a specific sector or market segment. Horizon expects to engage in frequent buying and selling of securities to achieve the Fund’s investment objective.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities held by ETFs in which the Fund invests. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Commodity Risk: Investing in commodity-linked ETFs may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation.

Debt Securities Risk: When ETFs invest in bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

ETF Risk: You will indirectly pay fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, foreign currencies and commodities.

Foreign Currency Risk: Foreign currency-linked ETFs risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the ETF is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Sovereign issuers may lack sufficient revenue to repay debts or may repudiate debts despite an ability to repay.

○ Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. Horizon may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Smaller and Medium Issuer Risk: Investments in ETFs that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Turnover Risk: Higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

The bar chart illustrates the risks of investing in Class N Shares of the Fund by showing how the Fund’s average annual returns through December 31, 2014 compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-855-754-7932. Class A Shares of the Fund have only recently commenced investment operations and therefore do not have a performance history. Class I Shares of the Fund have not commenced investment operations and therefore do not have a performance history.

Calendar Year Returns as of December 31

During the period shown in the bar chart, the best performance for a quarter was 9.32% (for the quarter ended March 31, 2013). The worst performance was (0.25)% (for the quarter ended March 31, 2014).
Average Annual Total Returns for the periods ended December 31, 2014
Average Annual Total Returns - Horizon Active Asset Allocation Fund		Label	One Year	Life of Fund		Inception Date
Class N Shares		Return Before Taxes	5.90%	12.61%	[1]	Jan. 31, 2012
Class N Shares | Return After Taxes on Distributions	[2]		3.80%	10.28%
Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares			3.36%	8.78%
S&P 500 Total Return Index			13.69%	19.24%
Horizon Blended Benchmark			11.31%	17.07%
[1]	Horizon Active Asset Allocation Fund commenced operations January 31, 2012.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Horizon Blended Benchmark consists of 80% of the S&P 500 Index and 20% of the MSCI ACWI (ex-US). The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.